Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 124,779
2027	108,980
2028	110,809
2029	313,803
2030	310,093
Thereafter	1,401,416
Total	$ 2,369,880	$ 2,413,335